As filed with the Securities and Exchange Commission on March 15, 2000


                                             Securities Act File No. 333-88463
                                     Investment Company Act File No. 811-08349
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             --------------------
                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                             --------------------


                        PRE-EFFECTIVE AMENDMENT NO. | |
                      POST-EFFECTIVE AMENDMENT NO. 1 |X|
                       (Check appropriate box or boxes)


                             --------------------
                       MuniHoldings Florida Insured Fund
            (Exact Name of Registrant as Specified in Its Charter)

                             --------------------

                                (609) 282-2800
                       (Area Code and Telephone Number)

                             --------------------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices:
                    Number, Street, City, State, Zip Code)

                             --------------------

                                Terry K. Glenn
                       MuniHoldings Florida Insured Fund
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
                               Mailing Address:
                P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                             --------------------

                                  Copies to:

 FRANK P. BRUNO, ESQ.                       MICHAEL J. HENNEWINKEL, ESQ.
  Brown & Wood LLP                       Merrill Lynch Asset Management, L.P.
One World Trade Center                          800 Scudders Mill Road
New York, NY 10048-0557     ___________          Plainsboro, NJ 08536


     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
==============================================================================

This amendment consists of the following:

1.   Facing Sheet of the Registration Statement.

2.   Part C to the Registration Statement (including signature page).

     The Proxy Statement and Prospectus are incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-88463) filed on November 10, 1999.

     This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the private letter ruling received from the Internal Revenue Service.

                                    PART C

                               OTHER INFORMATION

Item 15.  Indemnification.

     Section 5.3 of the Registrant's Amended and Restated Declaration of Trust, a form of which was previously filed as an exhibit to the Common Shares Registration Statement (defined below); Article VI of the Registrant's By-Laws, which was previously filed as an exhibit to the Common Shares Registration Statement, and the Investment Advisory Agreement, a form of which was previously filed as an exhibit to the Common Shares Registration Statement, provide for indemnification.

     "The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matters to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement granted herein or in Section
5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this
Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification."

     The Registrant's By-Laws provide that insofar as the conditional advancing of indemnification moneys pursuant to Section 5.3 of the Declaration of Trust for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be provided to trustees, officers and controlling persons of the Fund, pursuant to the foregoing provisions or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Fund of expenses incurred or paid by a trustee, officer or controlling person of the Fund in connection with successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Reference is made to Section Six of the Purchase Agreement for provisions relating to the indemnification of the underwriter.

Item 16.  Exhibits.

1  (a) -- Declaration of Trust of the Registrant, dated September 8, 1997.(a)
   (b) -- Articles of Amendment relating to name change. (a)
   (c) -- Articles of Amendment relating to name change. (b)
   (d) -- Form of Certificate of Designation creating the Series A AMPS and the Series B AMPS. (c)
   (e) -- Form of Certificate of Designation creating the Series C AMPS, the Series D AMPS and the Series E AMPS.(e)
2      -- By-Laws of the Registrant.(a)
3      -- Not Applicable.

4      -- Form of Agreement and Plan of Reorganization among the Registrant and
          MuniHoldings Florida Insured Fund II, MuniHoldings Insured Fund III and MuniHoldings Insured Fund IV (included in Exhibit II to the
          Proxy Statement and Prospectus contained in this Registration Statement). (f)

5  (a) -- Copies of instruments defining the rights of shareholders, including the relevant portions of the Declaration of Trust and the By-Laws of the Registrant.(c)
   (b) -- Form of specimen certificate for the Common Shares of the
          Registrant.(a)
   (c) -- Form of specimen certificate for the AMPS of the Registrant.(c)
6      -- Form of Investment Advisory Agreement between Registrant and Fund
          Asset Management, L.P.(a)
7  (a) -- Form of Purchase Agreement for the Common Shares. (a)
   (b) -- Form of Purchase Agreement for the AMPS. (c)
   (c) -- Form of Merrill Lynch Standard Dealer Agreement. (a)
       -- Not applicable.
9      -- Custodian Contract between the Registrant and The Bank of New
          York. (a)
10     -- Not applicable.

11     -- Opinion and Consent of Brown & Wood LLP, counsel for the
          Registrant. (f)
12     -- Private Letter Ruling from the Internal Revenue Service.

13 (a) -- Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing
          Agency Agreement between the Registrant and The Bank of New York. (a)
   (b) -- Form of Auction Agent Agreement between the Registrant and IBJ Whitehall Bank & Trust Co. (c)
   (c) -- Form of Broker-Dealer Agreement. (c)
   (d) -- Form of Letter of Representations. (c)
14 (a) -- Consent of Deloitte & Touche LLP, independent auditors for the
          Registrant. (f)

   (b) -- Consent of Deloitte & Touche LLP, independent auditors for MuniHoldings Florida Insured Fund II. (f)

15     --  Not applicable.
16     --  Power of Attorney (Included on the signature page of this
           Registration Statement).
-------------------
(a) Incorporated by reference to the Registrant's Registration Statement on Form N-2 relating to the Registrant's Common Shares (File No. 333-35219) (the "Common Shares Registration Statement"), filed on September 9, 1997.
(b) Incorporated by reference to Pre-Effective Amendment No. 1 to the Common Shares Registration Statement, filed on September 23, 1997.
(c) Incorporated by reference to the Registrant's Registration Statement on Form N-2 relating to the Registrant's Auction Market Preferred Stock (File No. 333-32483) (the "AMPS Registration Statement"), filed on October 1, 1997.
(d)  Reference is made to Article V, Article VI (sections 2, 3, 4, 5 and 6),
     Article VII, Article VIII, Article X, Article XI, Article XII and Article XIII of the Registrant's Declaration of Trust, previously filed as Exhibit (1) to the Common Stock Registration Statement, and to Article II, Article III (sections 1, 2, 3, 5 and 17), Article VI, Article VII,
     Article XII, Article XIII and Article XIV of the Registrant's By-Laws previously filed as Exhibit (2) to the Common Stock Registration Statement. Reference is also made to the Form of Certificate of Designation filed as Exhibit 1(d) to the AMPS Registration Statement and as Exhibit l(e) hereto.
(e) Filed on October 5, 1999 as an Exhibit to Registrant's Registration Statement on Form N-14 (File No. 333-88463).

(f) Filed on November 10, 1999 as Exhibit to Pre-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14.

Item 17.  Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

                                  SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 15th day of March, 2000.


                            MUNIHOLDINGS FLORIDA INSURED FUND, INC.
                                   (Registrant)



                            By:  /s/  Donald C. Burke
                                -----------------------------------------------
                                (Donald C. Burke, Vice President and Treasurer)

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



               Signatures                                            Title                               Date



            TERRY K. GLENN*                         President and Director
-----------------------------------------                (Principal Executive Officer)
            (Terry K. Glenn)

            DONALD C. BURKE*                        Treasurer (Principal Financial
-----------------------------------------                and Accounting Officer
           (Donald C. Burke)

           RONALD W. FORBES*                        Director
-----------------------------------------
           (Ronald W. Forbes)

         CYNTHIA A. MONTGOMERY*                     Director
-----------------------------------------
        (Cynthia A. Montgomery)

           CHARLES C. REILLY*                       Director
-----------------------------------------
          (Charles C. Reilly)

             KEVIN A. RYAN*                         Director
-----------------------------------------
            (Kevin A. Ryan)

            RICHARD R. WEST*                        Director
-----------------------------------------
           (Richard R. West)

             ARTHUR ZEIKEL*                         Director
-----------------------------------------
            (Arthur Zeikel)

*By:  /s/   Donald C. Burke                                                                  March 15, 2000
 ------------------------------------------------------------------------------
    (Donald C. Burke, Attorney-in-Fact)


                                 EXHIBIT INDEX


12  --   Private Letter Ruling from The Internal Revenue Service.

Internal Revenue Service                        Department of the Treasury

Index Number:  0368.00-00                       Washington, DC 20224

Donald C. Burke                                 Person to Contact:
Vice President and Treasurer                    Kevin Shea Id#:  50-06578
MuniHoldings Florida Insured Fund               Telephone Number:
800 Scudders Mill Road                          (202) 622-7550
Plainsboro, NJ 08536                            Refer Reply To:
                                                CC:DOM:CORP:5  -PLR-115835-99
                                                Date:
                                                February 2, 2000







Acquiring     =      MuniHoldings Florida Insured Fund
                     a Massachusetts business trust
                     EIN 22-3536487

T1            =      MuniHoldings Florida Insured Fund II
                     a Massachusetts business trust
                     EIN 22-3557909

T2            =      MuniHoldings Florida Insured Fund III
                     a Massachusetts business trust
                     EIN 22-3604193

T3            =      MuniHoldings Florida Insured Fund IV
                     a Massachusetts business trust
                     EIN 22-3626153

State A       =      Massachusetts

Date A        =      June 8,1998

Date B        =      November 25, 1998

Dear Mr. Burke:

     This is in reply to a letter dated September 24, 1999, in which rulings are requested as to the federal income tax consequences of a proposed transaction. Additional information was submitted in letters dated December 2 and 7, 1999, and January 12, 2000. The facts submitted for consideration are substantially as set forth below.

     Acquiring is a closed-end nondiversified management investment company organized under the laws of State A. Acquiring has elected to be taxed as a regulated investment company ("RIC") under Section 851-855 of the Internal Revenue Code. Acquiring has outstanding voting common stock and two series of voting preferred stock.

     T1 is a closed-end nondiversified management investment company organized under the laws of State A. T1 has elected to be taxed as a RIC under Section 851-855 of the Internal Revenue Code. T1 has outstanding voting common stock and two series of voting preferred stock.

     T2 is a closed-end nondiversified management investment company organized on Date A under the laws of State A. T2 will elect to be taxed as a RIC under
Section 851-855 of the Internal Revenue Code in its first tax return. T2 has outstanding voting common stock and two series of voting preferred stock.

     T3 is a closed-end nondiversified management investment company organized on Date B under the laws of State A. T3 will elect to be taxed as a RIC under
Section 851-855 of the Internal Revenue Code in its first tax return. T3 has outstanding voting common stock and two series of voting preferred stock.

     Each of Acquiring, T1, T2 and T3 is registered under the Investment Company Act of 1940.

     For what are represented to be valid business reasons, the following transaction is proposed:

  (i) T1, T2, end T3 (Target Funds) will transfer all of their assets and liabilities to Acquiring in exchange for Acquiring voting common stock and voting preferred stock.

 (ii) The Target Funds will dissolve and distribute the Acquiring voting common and voting preferred stock to their shareholders. Each Target Fund common stockholder will be entitled to receive a proportionate number of Acquiring common shares equal to the aggregate net asset value of the Target Fund common stock owned by such shareholder on the exchange date. Each Target Fund preferred shareholder, likewise, will be entitled to receive a number of Acquiring preferred shares having a liquidation preference and value equal to the liquidation preference and value of the Target Fund shares owned by such shareholder on the exchange date. Each Target Fund's preferred shares have the same terms as the Acquiring preferred shares to be Issued.

(iii) Acquiring may sell up to 66 percent of the assets received in the transfers and will reinvest the proceeds consistent with its investment objectives and policies. Acquiring will not sell more than 66 percent of any Target Fund's assets following the transaction.

     No fractional shares will be issued by Acquiring in the transaction. All fractional shares of Acquiring common stock will be aggregated and sold and the fractional shareholder will receive cash in lieu thereof.

     The following representations have been made in connection with the proposed transaction:

     (a) The fair market value of the Acquiring stock received by each Target Fund shareholder will be approximately equal to the fair market value of the Target Fund stock surrendered in the exchange.

     (b) Acquiring will acquire at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets held by each Target Fund immediately prior to the transaction. For purposes of this representation, amounts paid by a Target Fund to dissenters, amounts used by each Target Fund to pay its reorganization expenses, amounts paid by each Target Fund to shareholders who receive cash or other property, and all redemptions and distributions (except for regular, normal dividends) made by each Target Fund immediately preceding the transfer will be included as assets of the respective Target Fund held immediately prior to the transaction.

     (c) Acquiring has no plan or intention to reacquire any of its stock issued in the transaction.

     (d) After the transaction, Acquiring will use the assets acquired from Target Funds in its business, except that a portion of these assets may be sold or otherwise disposed of in the ordinary course of Acquiring's business and as set forth above in step (iii) of the transaction. Any proceeds will be invested in accordance with Acquiring's investment objectives. Otherwise, Acquiring has no plan or intention to sell or otherwise dispose of any of the assets of Target Funds acquired in the transaction except for dispositions made in the ordinary course of business or transfers described in Section 368(e)(2)(C).

     (e) Target Funds will distribute to their shareholders the stock of Acquiring received pursuant to the plan of reorganization.

     (f) The liabilities of Target Funds assumed by Acquiring and any liabilities to which the transferred assets of Target Funds are subject were incurred by Target Funds in the ordinary course of their businesses.

     (g) Following the transaction, Acquiring will continue the historic business of each Target Fund or use a significant portion of each Target Fund's historic business assets in the continuing business,

     (h) Target Funds, Acquiring and the shareholders of each Target Fund will pay their respective expenses, if any, incurred in connection with the transaction.

     (i) There is no intercorporate indebtedness existing between any of the Target Funds and Acquiring that was issued, acquired, or will be settled at a discount.

     (j) Acquiring and each Target Fund meet the requirements of a regulated investment company as referred to in 368(a)(2)(F).

     (k) The fair market value of the assets of each Target Fund transferred to Acquiring will equal or exceed the sum of the liabilities assumed by Acquiring, plus the amount of liabilities, if any, to which the transferred assets are subject.

     (l) Acquiring does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any stock of Target Funds.

     (m) Cash is being distributed to shareholders of Target Funds in lieu of fractional shares of Acquiring solely to save Acquiring the expense and inconvenience of Issuing and transferring fractional shares, and such cash does not represent separately bargained for consideration in the transaction. The total cash consideration that will be paid in each transaction between Acquiring and a Target Fund to the respective Target Fund shareholders instead of issuing fractional shares of Acquiring stock will not exceed one percent of the total consideration that will be issued in the transaction to the Target Fund shareholders in exchange for their shares of Target Fund stock. The fractional share interests of each shareholder of a Target Fund will be aggregated, and no Target shareholder will receive cash in an amount equal to or greater than the value of one full share of Acquiring stock.

     (n) Target Funds are not under the jurisdiction of a court in a title 11 or similar case within the meaning of Section 368(a)(3)(A).

     (o) Target Funds and Acquiring have elected to be taxed as RICs under
         Section 851, and for all of their taxable periods (including the last short taxable period ending on the date of the transaction, for each Target Fund), have qualified for the special tax treatment afforded RICs under the Code. After the transaction, Acquiring intends to continue to so qualify.

     (p) There is no plan or intention for Acquiring (the issuing corporation as defined in Section 1.368-1(b)) or any person related (as defined in Section 1.368-1(e)(3)) to Acquiring, to acquire, during the five year period beginning on the date of the proposed transaction, with consideration other than Acquiring stock, Acquiring stock furnished in exchange for a proprietary interest in a Target Fund in the proposed transaction, either directly or through any transaction, agreement, or arrangement with any other person, except for cash distributed to the Target Fund's common shareholders in lieu of fractional shares of Acquiring common stock.

     (q) During the five year period ending on the date of the proposed transaction: (i) neither Acquiring, nor any person related (as defined in Section 1.368-1(e)(3)) to Acquiring, will have acquired a Target Fund's stock with consideration other than Acquiring stock;
         (ii) no Target Fund, nor any person related (as defined in Section 1.368-1(e)(3) without regard to Section 1.368-1(e)(3)(i)(A)) to a Target Fund, will have acquired such Target Fund's stock with consideration other than Acquiring stock or the Target Fund's stock; and (iii) no distributions will have been made with respect to a Target Fund's stock (other then ordinary, normal, regular, dividend distributions made pursuant to the Target Fund's historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for a) cash paid to dissenters and b) distributions described in Sections 852 and 4982 of the Code, as required for each Target Fund's tax treatment as a RIC.

     (r) The aggregate value of the acquisitions, redemptions, and distributions discussed in paragraphs (p) and (q), above, will not exceed 50 percent of the value (without giving effect to the acquisitions, redemptions and distributions) of the proprietary Interest in any Target Fund on the effective date of the proposed transaction,

     (s) At the time of the incorporation of each of T2 and T3, there was no plan or intention to sell or otherwise dispose of such corporation's assets except in the ordinary course of business.

     Based solely upon the information and representations set forth above, we hold as follows:

     (1) The acquisition by Acquiring of substantially all of the assets of each Target Fund in exchange for voting shares of Acquiring stock and Acquiring's assumption of each Target Fund's liabilities, followed by the distribution of each Target Fund to its shareholders of Acquiring shares and any remaining assets, in complete liquidation, will qualify as a reorganization within the meaning of Section 368(a)(1)(C) of the Code. Acquiring and each Target Fund each will be deemed a "party to a reorganization" within the meaning of Section 368(b).

     (2) No gain or loss will be recognized by each Target Fund upon the transfer of substantially all of its assets to Acquiring solely in exchange for Acquiring voting stock and Acquiring's assumption of such Target Fund's liabilities or upon the distribution of such Acquiring stock to the Target Fund shareholder (Sections 361(a) and (c), 357(a)).

     (3) Acquiring will not recognize any gain or loss on the receipt of the assets of each Target Fund in exchange for voting shares of Acquiring (Section 1032(a)),

     (4) The basis of each Target Fund's assets in the hands of Acquiring will be the same as the basis of those assets in the hands of such Target Fund immediately prior to the reorganization (Section 362(b)),

     (5) Acquiring's holding period for the Target Fund assets acquired will include the period during which such assets were held by the Target Fund (Section 1223(2)).

     (6) The shareholders of the Target Funds will not recognize any gain or loss on the receipt of voting shares of Acquiring (including fractional shares to which they may be entitled) solely in exchange for their shares in the Target Funds (Section 354(a)(1)).

     (7) The basis of the Acquiring shares received by the Target Fund shareholders (including fractional shares to which they may be entitled) will be the same, in the aggregate, as the basis of the Target Fund shares surrendered in exchange (Section 358(a)(1)).

     (8) The holding period of the Acquiring shares received by Target Fund shareholders in exchange for their Target Fund shares (including fractional shares to which they may be entitled) will include the period during which the exchanged Target Fund shares were held, provided that the Target Fund shares are held as a capital asset in the hands of the Target Fund shareholder on the date of the exchange (Section 1223(1)).

     (9) Any gain or loss realized by a shareholder of the Target Funds upon the sale of fractional share interests of Acquiring voting stock to which the shareholder is entitled will be recognized to the shareholder measured by the difference between the amount of cash received and the basis of the fractional share interest. Where the stock surrendered qualifies as a capital asset in the hands of the shareholder, such gain or loss will be a capital gain or loss subject to the provisions and limitations of Subchapter P of Chapter 1 of the Code.

     (10) Pursuant to Section 381(a) and Section 1.381(a)-1, Acquiring will succeed to and take into account the items of the Target Funds described in Section 381(c), subject to the conditions and limitations specified in Setions 381(b) and (c), 382, 383, and 384.

     No opinion is expressed about the tax treatment of the proposed transaction under other provisions of the Code or regulations or about the tax treatment of any conditions existing at the time of, or effects resulting from, the proposed transaction that are not specifically covered by the above rulings.

     This letter is directed only to the taxpayer who requested it.
Section 6110(k)(3) provides that it may not be used or cited as precedent.

     A copy of this letter should be attached to the federal income tax return of the taxpayers involved for the taxable year in which the transaction covered by this letter is consummated.

     Pursuant to a power of attorney on file in this office, a copy of this letter has been sent to the taxpayer's representative.

                                  Sincerely,
                                  Assistant Chief Counsel (Corporate)


                                  By:     /s/ Charles Whedbee
                                     -----------------------------------------
                                     Charles Whedbee
                                     Senior Technical Reviewer
                                     Branch 5